U.S. Securities and Exchange Commission May 9, 2014 Page 1

May 9, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Initial Registration Statement on Form N-1A for Value Line Funds Investment Trust (the “Trust”)

Ladies and Gentlemen:

Attached hereto for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 402 thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder; (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T, is the Trust’s initial registration statement on Form N-1A (the “Registration Statement”). The Registration Statement includes the prospectus for the initial series of the Trust, statement of additional information for the initial series of the Trust, Part C and certain exhibits for the Trust. Pursuant to General Instruction B of Form N-1A, no filing fees are required to be paid prior to or at the time of filing the Registration Statement. A Notification of Registration on Form N-8A was filed immediately prior to the filing of the Registration Statement.

The Registration Statement has been manually signed by the Trust, as required by Section 8(b) of the 1940 Act. Pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Registration Statement. The electronic copy of the Registration Statement contains conformed signatures.

The Trust initially intends to initially offer shares of one series: Worthington Value Line Equity Advantage Fund (the “Fund”). We have been advised that the Trust undertakes to file an audited balance sheet reflecting the minimum capitalization required by Section 14(a) of the 1940 Act by amendment prior to effectiveness, along with remaining exhibits. As noted in the Registration Statement, disclosures regarding the service providers to the Fund are subject to the Trust entering into arrangements with such service providers on terms approved by the Trust’s Board of Trustees.

The Registration Statement includes a delaying amendment in order to delay the effective date of the Registration Statement until the Trust files a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with

U.S. Securities and Exchange Commission May 9, 2014 Page 2

Section 8(a) of the 1933 Act or until the Registration Statement shall be effective on such date as the SEC, acting pursuant to said Section 8(a), may determine.

In accordance with Rule 461 under the 1933 Act, the Trust and EULAV Securities LLC, the principal underwriter of the Trust (the “Underwriter”), hereby reserve the ability to orally request acceleration of the effective date of this Registration Statement. We have been advised that the Trust is aware of its obligations under the 1933 Act. The Trust and the Underwriter would greatly appreciate any assistance that the Commission staff can provide to facilitate the effectiveness of this Registration Statement in a timely fashion.

If you have any questions or comments concerning the Registration Statement, please contact Gretchen Roin at (617) 526-6787 or me at (617) 526-6440.

Very truly yours,

/s/ Leonard A. Pierce
Leonard A. Pierce

Attachments

cc:          Gretchen Passe Roin, Esq.
Peter Lowenstein, Esq.